Note 17 - Related Party Transactions (Detail)	3 Months Ended	6 Months Ended	12 Months Ended		18 Months Ended	130 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2012 USD ($)
Noninterest Expense Directors Fees	$ 297	$ 297	$ 413
Professional and Contract Services Expense	23,941		38,409	20,000	48,000	20,928
Accounts Payable			49,233
Notes Payable			$ 17,991